Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2023
Statement [LineItems]
Analysis of the Age of Receivables from Financial Services that are Past Due
The analysis of the age of receivables from financial services that are past due as of March 31, 2022 and 2023 is as follows:

	Yen (millions)
As of March 31, 2022	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥204,661	¥43,051	¥11,452	¥7,512	¥266,676
Finance lease	200	51	7	324	582
Dealer finance receivables:
Wholesale	9,661	36	4	23	9,724

Total	¥214,522	¥43,138	¥11,463	¥7,859	¥276,982

	Yen (millions)
As of March 31, 2023	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥223,674	¥55,675	¥13,185	¥9,481	¥302,015
Finance lease	545	118	5	300	968
Dealer finance receivables:
Wholesale	8,929	9	11	18	8,967

Total	¥233,148	¥55,802	¥13,201	¥9,799	¥311,950

Summary of retail receivables included in consumer finance receivables
The balances of retail receivables included in consumer finance receivables as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2022		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Consumer finance receivables:
Retail*	¥4,897,471	¥139,306	¥17,651	¥5,054,428

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2023		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Consumer finance receivables:
Retail*	¥4,985,289	¥356,005	¥21,966	¥5,363,260

Explanatory note:

*
The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.

Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments
The balances of dealer finance receivables and the undiscounted maximum amounts of potential payment for loan commitments by this risk rating as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2022		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥188,101	¥88	¥2,117	¥190,306
Group B	91,995	2,133	72	94,200

Total	¥280,096	¥2,221	¥2,189	¥284,506

Loan commitments:
Group A	¥95,485	¥—	¥—	¥95,485
Group B	23,683	—	—	23,683

Total	¥119,168	¥—	¥—	¥119,168

The undiscounted maximum amount of potential payment for guarantees of bank loans of employees for their housing costs as of March 31, 2022 is ¥7,098 million.

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2023		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥297,885	¥706	¥4,612	¥303,203
Group B	116,156	1,684	123	117,963

Total	¥414,041	¥2,390	¥4,735	¥421,166

Loan commitments:
Group A	¥103,858	¥—	¥—	¥103,858
Group B	15,364	—	—	15,364

Total	¥119,222	¥—	¥—	¥119,222

The undiscounted maximum amount of potential payment for guarantees of bank loans of employees for their housing costs as of March 31, 2023 is ¥5,988 million.

Non-derivative Financial Liabilities by Maturity
Non-derivative
financial liabilities by maturity as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
As of March 31, 2022	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,236,233	¥1,236,233	¥—	¥—	¥1,236,233
Financing liabilities	8,102,556	3,218,988	4,407,350	765,207	8,391,545
Accrued expenses	375,601	375,601	—	—	375,601
Other financial liabilities	367,041	93,054	94,837	206,529	394,420

Total	¥10,081,431	¥4,923,876	¥4,502,187	¥971,736	¥10,397,799

	Yen (millions)
As of March 31, 2023	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,426,333	¥1,426,333	¥—	¥—	¥1,426,333
Financing liabilities	7,665,168	3,410,145	4,074,986	511,254	7,996,385
Accrued expenses	419,570	419,570	—	—	419,570
Other financial liabilities	369,878	87,685	100,800	207,949	396,434

Total	¥9,880,949	¥5,343,733	¥4,175,786	¥719,203	¥10,238,722

Summary of Lease liabilities by maturity
Other financial liabilities include lease liabilities. Lease liabilities by maturity as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
As of March 31, 2022	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥318,758	¥71,510	¥86,305	¥188,321	¥346,136

	Yen (millions)
As of March 31, 2023	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥315,958	¥69,297	¥87,428	¥185,790	¥342,515

Derivative Financial Liabilities by Maturity
Derivative financial liabilities by maturity as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
As of March 31, 2022	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥53,895	¥106,214	¥25,140	¥185,249

	Yen (millions)
As of March 31, 2023	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥109,112	¥137,056	¥22,787	¥268,955

Currency risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 1% appreciation of the Japanese yen against the U.S. dollar on profit before income taxes, holding all variables other than the foreign currency exchange rate constant.

	Yen (millions)
	2022	2023
Impact on profit before income taxes	¥(1,780)	¥(2,696)

Interest rate risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 100 basis point rise in interest rates on profit before income taxes, holding all variables other than interest rates constant.

	Yen (millions)
	2022	2023
Impact on profit before income taxes	¥(25,830)	¥(2,092)

Credit facility [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the credit facility of Honda’s commercial paper and medium-term note programs as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Commercial paper	¥1,190,631	¥729,096
Medium-term notes	1,291,612	3,832,311

Total	¥2,482,243	¥4,561,407

Committed lines of credit [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the committed lines of credit extended by financial institutions to Honda as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Commercial paper programs	¥1,226,138	¥1,306,781
Other	67,976	65,299

Total	¥1,294,114	¥1,372,080